Note 11 - Income Taxes (Details) - Effective Income Tax Rate Reconciliation (USD $) In Thousands, unless otherwise specified	3 Months Ended										6 Months Ended		12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Dec. 31, 2014	Dec. 31, 2013	Jun. 30, 2014	Jun. 30, 2013
Effective Income Tax Rate Reconciliation [Abstract]
Federal income tax at statutory rate											$ 93	$ 258	$ 522	$ (807)
Federal income tax at statutory rate											34.00%	34.00%	34.00%	34.00%
State tax, net of federal benefit											19	45	88	(138)
State tax, net of federal benefit											6.90%	5.90%	5.80%	5.80%
Bank Owned Life Insurance											(38)	(37)	(74)	(69)
Bank Owned Life Insurance											(13.70%)	(4.90%)	(4.80%)	2.90%
ESOP and stock-based compensation											(19)	(6)	(19)	57
ESOP and stock-based compensation											(6.90%)	(0.80%)	(1.30%)	(2.40%)
Other											2	1	31	(30)
Other											0.50%	0.10%	2.00%	1.30%
	$ (58)	$ 115	$ 160	$ 127	$ 132	$ 129	$ 100	$ 44	$ (1,047)	$ (84)	$ 57	$ 261	$ 548	$ (987)
											20.80%	34.30%	35.70%	41.60%